The Company and basis of presentation (Tables)	3 Months Ended
Mar. 31, 2022
The Company and basis of presentation
Summary of specific inputs used to calculate the loss on net monetary position

Inputs for the calculation of losses on net monetary positions

	Argentina	Lebanon
Date of IAS 29 initial application	July 1, 2018	December 31, 2020
Consumer price index	Índice de precios al consumidor	Central Administration of Statistics
Index at March 31, 2022	676.1	1,019.8
Calendar year increase	16%	11%
Loss on net monetary position in € THOUS	11,380	475